Deferred Acquisition Costs (Details) T in Millions	12 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($)	Jul. 31, 2026 CAD ($)	Apr. 07, 2026	Mar. 09, 2026 T
Deferred Acquisition Costs [Line Items]
Escrow deposit	$ 44,000
Project investigation costs	71,754	$ 118,239
Sierra Blanca Quarry Project [Member]
Deferred Acquisition Costs [Line Items]
Project investigation costs	$ 71,754	$ 118,329
Asset Purchase Agreement [Member] | Sierra Blanca Quarry, LLC (“SBQ LLC”) [Member]
Deferred Acquisition Costs [Line Items]
Shares tranferred | shares	3,000,000
Escrow Agreement [Member]
Deferred Acquisition Costs [Line Items]
Deposit payment	$ 44,000
SBQ Agreement [Member]
Deferred Acquisition Costs [Line Items]
Deferred costs	154,242		$ 210,000
SBQ Agreement [Member] | Sierra Blanca Quarry, LLC (“SBQ LLC”) [Member]
Deferred Acquisition Costs [Line Items]
Purchase price percentage				100.00%
Purchase price	$ 29,000,000
Number of tailings stockpiles | T					4